CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sharebased compensation expense	¥ 166,161	¥ 223,345	¥ 929,098
Relx inc (the former parent) | Selling expenses
Sharebased compensation expense	0	48,615	142,325
Corporate expense	0	0	1,744
Relx inc (the former parent) | General and administrative expenses
Sharebased compensation expense	0	381,977	593,473
Corporate expense	0	0	7,298
Relx inc (the former parent) | Research and development expenses
Sharebased compensation expense	0	43,540	193,300
Corporate expense	¥ 0	¥ 0	¥ 2,931